Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	Integrated Inpatient Solutions, Inc.
Entity Central Index Key	0001174672
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	This amendment is for the sole purpose of filing the XBRL financial report.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013